Other Accounts Payable (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Other Accounts Payable [Line Items]
Accrued expenses	$ 81		$ 236
Employees and related institutions	84		22
Accrued vacation	78	[1]	76	[1]
Accounts Payable and Accrued Liabilities, Current	$ 243		$ 334

[1]	Including inter alia due to a related party in the amount of $68 thousand and $70 thousand, as of December 31, 2014 and 2013, respectively.